Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Taxes [Line Items]
Statutory income tax rate					21.00%	21.00%
State tax rate			8.84%		8.84%
Income tax expenses (in Dollars)					$ 3,300
Incurred income tax expenses (in Dollars)					$ 3,300	$ 31,200
Federal income tax expenses (in Dollars)						22,800
State income tax expenses (in Dollars)						$ 8,400
Percentage of valuation allowance provided					100.00%
Tax benefit percentage			50.00%		50.00%
State coporation tax (in Dollars)
Valuation allowance for deferred tax assets			100.00%
USA [Member]
Taxes [Line Items]
Statutory income tax rate			21.00%		21.00%